OTHER LIABILITIES - Effect of changes in significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Effect of changes in significant actuarial assumptions
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption	$ (1,559)
Decrease in actuarial assumption	$ 1,671